Loans from a Related Party, a Cost Investment Investee (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments / Loans from a Related Party, a Cost Investment Investee [Abstract]
Schedule of loans from a cost basis investment
Lender name	Interest rate	Term	December 31, 2016	December 31, 2015
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 10, 2015 to August 9, 2016	$-	$770,214
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 24, 2015 to August 23, 2016	-	770,214
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 25, 2015 to August 24, 2016	-	3,080,857
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2015 to August 31, 2016	-	3,080,857
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 23, 2015 to September 22, 2016	-	7,702,143
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	3,599,831	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,159,899	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,439,932	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,199,662	-
Total loans from a cost investment investee			$14,399,324	$15,404,285